Impairment Charges and Reversals - Forward Price Assumptions (Details)	Dec. 31, 2024 $ / bbl $ / bbl share $ / Mcf	Dec. 31, 2023 $ / Mcf $ / bbl $ / bbl
WTI | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	71.58	73.67
Long-term price assumptions used to determine future cash flows | share	77.68
WTI | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	74.48	74.98
Long-term price assumptions used to determine future cash flows | share	77.07
WTI | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	75.81	76.14
Long-term price assumptions used to determine future cash flows | share	78.74
WTI | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	77.66	77.66
Long-term price assumptions used to determine future cash flows | share	81.51
WTI | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	79.22	79.22
Long-term price assumptions used to determine future cash flows | share	83.14
WTI | Thereafter
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Forward price, average annual increase	2.00%	2.00%
Western Canada Select | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	82.69	76.74
Western Canada Select | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	84.27	79.77
Western Canada Select | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	83.81	81.12
Western Canada Select | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	85.70	82.88
Western Canada Select | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	87.45	85.04
Western Canada Select | Thereafter
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Forward price, average annual increase	2.00%	2.00%
Edmonton C5+ | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	100.14	96.79
Edmonton C5+ | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	100.72	98.75
Edmonton C5+ | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	100.24	100.71
Edmonton C5+ | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	102.73	102.72
Edmonton C5+ | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	104.79	104.78
Edmonton C5+ | Thereafter
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Forward price, average annual increase	2.00%	2.00%
Alberta Energy Company Natural Gas | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal | $ / Mcf	2.36	2.20
Alberta Energy Company Natural Gas | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal | $ / Mcf	3.33	3.37
Alberta Energy Company Natural Gas | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal | $ / Mcf	3.48	4.05
Alberta Energy Company Natural Gas | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal | $ / Mcf	3.69	4.13
Alberta Energy Company Natural Gas | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal | $ / Mcf	3.76	4.21
Alberta Energy Company Natural Gas | Thereafter
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Forward price, average annual increase	2.00%	2.00%
Chicago 3-2-1 Crack Spread | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used to determine future cash flows | share	20.01
Chicago 3-2-1 Crack Spread | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used to determine future cash flows | share	21.97
Chicago 3-2-1 Crack Spread | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used to determine future cash flows | share	22.60
Chicago 3-2-1 Crack Spread | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used to determine future cash flows | share	23.87
Chicago 3-2-1 Crack Spread | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used to determine future cash flows | share	24.66